Information by Segment - Segment Information by Country (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Jan. 01, 2016		Dec. 18, 2015
ASSETS
TOTAL CURRENT ASSETS		$ 4,545,421,000	$ 4,775,794,000	[1]			$ 11,143,350,000	[1]
Cash and cash equivalents		1,472,763,000	2,689,456,000	[1]			1,668,868,000	[1]
Other current financial assets		110,352,000	136,256,000	[1]			96,123,000	[1]
Other current non-financial assets		195,516,000	143,435,000	[1]			143,614,000	[1]
Trade and other current receivables		2,465,905,000	1,538,858,000	[1]	$ 1,532,234,000		1,532,234,000	[1]
Current accounts receivable from related parties		7,403,000	45,620,000	[1]			5,023,000	[1]
Inventories		246,089,000	99,198,000	[1]			133,854,000	[1]
Current tax assets		47,393,000	122,971,000	[1]			66,822,000	[1]
Non-current assets or disposal groups held for sale or for distribution to owners	[1]						7,496,812,000
TOTAL NON-CURRENT ASSETS		15,623,569,000	12,075,678,000	[1]			10,611,120,000	[1]
Other non-current financial assets		1,752,267,000	1,029,310,000	[1]			689,321,000	[1]
Other non-current non-financial assets		464,501,000	108,407,000	[1]			109,219,000	[1]
Trade and other non-current receivables		712,717,000	537,212,000	[1]	561,417,000		561,417,000	[1]
Non-current accounts receivable from related parties		2,845,000	360,000	[1]			501,000	[1]
Investments accounted for using the equity method		2,747,000	1,770,000	[1]	43,596,000		43,596,000	[1]
Intangible assets other than goodwill		3,682,479,000	1,810,158,000	[1]	1,381,941,000		1,381,941,000	[1]
Goodwill		713,175,000	714,758,000	[1]			625,492,000	[1]
Property, plant and equipment		8,092,467,000	7,693,156,000	[1]			7,045,689,000	[1]
Deferred tax assets		200,371,000	180,547,000	[1]			153,944,000	[1]
TOTAL ASSETS		20,168,990,000	16,851,472,000	[1]			21,754,470,000	[1]
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		4,934,335,000	3,822,112,000	[1]			6,344,177,000	[1]
Other current financial liabilities		689,768,000	753,857,000	[1]			968,618,000	[1]
Trade and other current payables		3,553,919,000	2,472,614,000	[1]			2,045,770,000	[1]
Current accounts payable to related parties		225,027,000	166,854,000	[1]			154,750,000	[1]
Other current provisions		269,966,000	179,266,000	[1]			179,254,000	[1]
Current tax liabilities		172,638,000	201,467,000	[1]			200,811,000	[1]
Other current non-financial liabilities		23,017,000	48,054,000	[1]			55,236,000	[1]
Liabilities associated with disposal groups held for sale or for distribution to owners	[1]						2,739,738,000
TOTAL NON-CURRENT LIABILITIES		6,956,148,000	5,149,621,000	[1]			3,877,950,000	[1]
Other non-current financial liabilities		4,349,515,000	3,580,077,000	[1]			2,601,240,000	[1]
Trade and other non-current payables		1,060,338,000	512,009,000	[1]			399,268,000	[1]
Other long-term provisions		660,305,000	348,454,000	[1]			258,883,000	[1]
Deferred tax liabilities		455,311,000	329,559,000	[1]			326,553,000	[1]
Non-current provisions for employee benefits		388,931,000	341,353,000	[1]			263,702,000	[1]
Other non-current non-financial liabilities		41,748,000	38,169,000	[1]			28,304,000	[1]
TOTAL EQUITY	[1]	8,278,507,000	7,879,739,000				11,532,343,000
Equity attributable to shareholders of Enel Américas		6,480,471,000	6,199,634,000	[1]			8,485,622,000	[1]
Issued capital		6,763,204,424	9,023,164,048	[1]			10,680,663,000	[1]	$ 10,680,663,292
Retained earnings		3,583,831,000	4,023,919,000	[1]			5,809,538,000	[1]
Treasury shares	[1]		(139,630,000)
Other reserves		(3,866,564,000)	(6,707,819,000)	[1]			(8,004,579,000)	[1]
Non-controlling interests		1,798,036,000	1,680,105,000	[1]			3,046,721,000	[1]
TOTAL LIABILITIES AND EQUITY		20,168,990,000	16,851,472,000	[1]			21,754,470,000	[1]
Revenues and Other Operating Income		10,540,327,000	7,686,133,000	[1]	8,097,386,000	[1]
Revenues		9,591,590,000	7,051,459,000	[1]	7,129,333,000	[1]
Energy sales		8,661,401,000	6,394,519,000		6,452,295,000
Other sales		44,194,000	52,312,000		62,086,000
Other services rendered		885,995,000	604,628,000		614,952,000
Other operating income		948,737,000	634,674,000	[1]	968,053,000	[1]
Raw Materials and Consumables Used		(5,985,112,000)	(3,911,769,000)	[1]	(4,241,880,000)	[1]
Energy purchases		(3,940,466,000)	(2,442,519,000)		(2,880,537,000)
Fuel consumption		(229,308,000)	(362,156,000)		(394,242,000)
Transportation costs		(634,118,000)	(394,097,000)		(375,454,000)
Other miscellaneous supplies and services		(1,181,220,000)	(712,997,000)		(591,647,000)
Contribution Margin		4,555,215,000	3,774,364,000	[1]	3,855,506,000	[1]
Other work performed by the entity and capitalized		173,186,000	99,449,000	[1]	102,490,000	[1]
Employee benefits expenses		(837,984,000)	(626,102,000)	[1]	(744,907,000)	[1]
Other expenses		(943,156,000)	(817,375,000)	[1]	(746,176,000)	[1]
GROSS OPERATING RESULT		2,947,261,000	2,430,336,000		2,466,913,000
Depreciation and amortization expense		(648,114,000)	(473,238,000)	[1]	(489,594,000)	[1]
Reversal of impairment loss (impairment losses) recognized in profit or loss		(79,748,000)	(157,078,000)		(60,808,000)
OPERATING INCOME		2,219,399,000	1,800,020,000		1,916,511,000
Total financial results		(582,406,000)	(438,798,000)		43,205,000
Total financial income		293,843,000	276,457,000	[1]	450,230,000	[1]
Cash and cash equivalents		123,139,000	150,320,000		189,877,000
Other financial income		170,704,000	126,137,000		260,353,000
Financial costs		(869,535,000)	(773,157,000)	[1]	(588,742,000)	[1]
Bank borrowings		(97,495,000)	(84,753,000)		(59,448,000)
Secured and unsecured obligations		(215,836,000)	(284,842,000)		(273,798,000)
Other		(556,204,000)	(403,562,000)		(255,496,000)
Gains (losses) from indexed assets and liabilities			(1,032,000)		(14,153,000)
Foreign currency exchange differences		(6,714,000)	58,934,000	[1]	195,870,000	[1]
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		192,639,000	258,017,000		420,047,000
Negative		(199,353,000)	(199,083,000)		(224,177,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		3,310,000	2,706,000	[1]	5,091,000	[1]
Total		5,345,000	12,141,000	[1]	(10,029,000)	[1]
Gain (loss) from other investments		185,000	(13,704,000)
Gain (loss) from the sale of property, plants and equipment		5,160,000	25,845,000		(10,030,000)
Income from continuing operations, before taxes		1,645,648,000	1,376,069,000	[1]	1,954,778,000	[1]
Income tax expenses, continuing operations		(519,134,000)	(531,461,000)	[1]	(799,840,000)	[1]
INCOME AFTER TAX FROM CONTINUING OPERATIONS		1,126,514,000	844,608,000	[1]	1,154,938,000	[1]
Income after tax from discontinued operations	[1]		170,263,000		593,118,000
NET INCOME	[1]	1,126,514,000	1,014,871,000		1,748,056,000
Shareholders of Enel Américas		709,043,000	566,497,000	[1]	1,010,504,000	[1]
Non-controlling interests		417,471,000	448,374,000	[1]	737,552,000	[1]
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		1,870,049,000	2,532,186,000	[2]	2,937,879,000	[2]
Net cash flows used in investing activities		(2,479,141,000)	(734,958,000)	[2]	(1,856,248,000)	[2]
Net cash flows from (used in) financing activities		(588,520,000)	(1,093,851,000)	[2]	(1,619,371,000)	[2]
Operating Segments [member] | Chile [Member]
ASSETS
TOTAL CURRENT ASSETS		265,002,000	1,692,473,000				10,147,225,000
Cash and cash equivalents		184,157,000	1,458,198,000				1,185,755,000
Other current financial assets		127,000	32,660,000				23,039,000
Other current non-financial assets		577,000	233,000				57,000
Trade and other current receivables		3,592,000	2,313,000				1,028,000
Current accounts receivable from related parties		68,433,000	111,030,000				101,534,000
Current tax assets		8,116,000	88,039,000				40,164,000
Non-current assets or disposal groups held for sale or for distribution to owners							8,795,648,000
TOTAL NON-CURRENT ASSETS		7,410,770,000	6,099,917,000				6,223,607,000
Other non-current non-financial assets		2,403,000	2,403,000				13,813,000
Trade and other non-current receivables		124,000	239,000
Non-current accounts receivable from related parties		375,000,000	51,773,000
Investments accounted for using the equity method		7,033,243,000	6,040,965,000				6,185,157,000
Deferred tax assets			4,537,000				24,637,000
TOTAL ASSETS		7,675,772,000	7,792,390,000				16,370,832,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		85,879,000	875,138,000				3,118,604,000
Other current financial liabilities		11,791,000	14,771,000				354,833,000
Trade and other current payables		35,418,000	61,530,000				43,131,000
Current accounts payable to related parties		37,377,000	780,818,000				53,141,000
Other current provisions		1,239,000	17,893,000				5,000
Current tax liabilities		54,000	126,000				38,477,000
Liabilities associated with disposal groups held for sale or for distribution to owners							2,629,017,000
TOTAL NON-CURRENT LIABILITIES		618,499,000	611,803,000				35,572,000
Other non-current financial liabilities		607,512,000	608,917,000				31,210,000
Trade and other non-current payables		15,000
Deferred tax liabilities		8,140,000
Non-current provisions for employee benefits		2,832,000	2,886,000				4,362,000
TOTAL EQUITY		6,971,394,000	6,305,449,000				13,216,656,000
Equity attributable to shareholders of Enel Américas		6,971,394,000	6,305,449,000				13,216,656,000
Issued capital		6,763,204,000	9,419,457,000				14,160,864,000
Retained earnings		3,449,803,000	3,324,995,000				6,546,141,000
Share premium							290,885,000
Treasury shares			(139,630,000)
Other reserves		(3,241,613,000)	(6,299,373,000)				(7,781,234,000)
TOTAL LIABILITIES AND EQUITY		7,675,772,000	7,792,390,000				16,370,832,000
Revenues and Other Operating Income		4,000	11,232,000		6,639,000
Revenues			9,527,000		6,633,000
Other sales			9,087,000
Other services rendered			440,000		6,633,000
Other operating income		4,000	1,705,000		6,000
Raw Materials and Consumables Used			(4,191,000)
Other miscellaneous supplies and services			(4,191,000)
Contribution Margin		4,000	7,041,000		6,639,000
Employee benefits expenses		(8,070,000)	(14,931,000)		(9,466,000)
Other expenses		(21,316,000)	(50,535,000)		(13,106,000)
GROSS OPERATING RESULT		(29,382,000)	(58,425,000)		(15,933,000)
Depreciation and amortization expense			(213,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss			(1,580,000)
OPERATING INCOME		(29,382,000)	(60,218,000)		(15,933,000)
Total financial results		(3,438,000)	28,745,000		(2,465,000)
Total financial income		29,595,000	50,037,000		35,260,000
Cash and cash equivalents		8,207,000	44,463,000		35,220,000
Other financial income		21,388,000	5,574,000		40,000
Financial costs		(38,662,000)	(37,471,000)		(36,163,000)
Bank borrowings			(1,000)		(1,000)
Secured and unsecured obligations		(25,977,000)	(23,567,000)		(21,453,000)
Other		(12,685,000)	(13,903,000)		(14,709,000)
Gains (losses) from indexed assets and liabilities			(1,032,000)		(14,153,000)
Foreign currency exchange differences		5,629,000	17,211,000		12,591,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		81,484,000	79,742,000		93,269,000
Negative		(75,855,000)	(62,531,000)		(80,678,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		1,605,000	(525,000)		(203,000)
Total			10,000
Gain (loss) from the sale of property, plants and equipment			10,000
Income from continuing operations, before taxes		(31,215,000)	(31,988,000)		(18,601,000)
Income tax expenses, continuing operations		(28,109,000)	17,832,000		(143,204,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS		(59,324,000)	(14,156,000)		(161,805,000)
Income after tax from discontinued operations			170,263,000		593,118,000
NET INCOME		(59,324,000)	156,107,000		431,313,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		23,174,000	115,344,000		840,010,000
Net cash flows used in investing activities		(982,614,000)	487,375,000		61,524,000
Net cash flows from (used in) financing activities		(319,794,000)	(628,712,000)		(922,212,000)
Operating Segments [member] | Argentina [Member]
ASSETS
TOTAL CURRENT ASSETS		711,201,000	604,101,000				471,846,000
Cash and cash equivalents		242,072,000	218,180,000				65,029,000
Other current financial assets		412,000	1,502,000				977,000
Other current non-financial assets		17,260,000	7,197,000				3,892,000
Trade and other current receivables		401,460,000	321,816,000				304,932,000
Current accounts receivable from related parties		28,732,000	34,972,000				34,112,000
Inventories		20,813,000	16,278,000				56,532,000
Current tax assets		452,000	4,156,000				6,372,000
TOTAL NON-CURRENT ASSETS		1,516,003,000	1,398,526,000				1,392,811,000
Other non-current financial assets		27,000	502,000				31,000
Other non-current non-financial assets		4,429,000	3,115,000				5,530,000
Trade and other non-current receivables		401,725,000	414,748,000				432,757,000
Non-current accounts receivable from related parties		255,000	1,930,000				501,000
Investments accounted for using the equity method		35,641,000	39,106,000				46,861,000
Intangible assets other than goodwill		17,628,000	7,771,000				2,677,000
Goodwill		1,022,000	1,228,000				1,508,000
Property, plant and equipment		1,004,634,000	930,126,000				902,073,000
Deferred tax assets		50,642,000					873,000
TOTAL ASSETS		2,227,204,000	2,002,627,000				1,864,657,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		1,211,390,000	1,018,184,000				916,598,000
Other current financial liabilities		2,938,000	4,816,000				43,488,000
Trade and other current payables		956,435,000	812,547,000				738,940,000
Current accounts payable to related parties		50,329,000	37,597,000				33,333,000
Other current provisions		150,497,000	99,436,000				42,482,000
Current tax liabilities		51,191,000	63,788,000				58,355,000
TOTAL NON-CURRENT LIABILITIES		610,568,000	631,950,000				554,717,000
Other non-current financial liabilities		48,913,000	47,945,000				54,406,000
Trade and other non-current payables		419,106,000	435,181,000				350,987,000
Non-current accounts payable to related companies		53,642,000	54,643,000				50,173,000
Other long-term provisions		21,826,000	17,795,000				14,848,000
Deferred tax liabilities		37,724,000	55,453,000				65,280,000
Non-current provisions for employee benefits		26,960,000	20,119,000				19,023,000
Other non-current non-financial liabilities		2,397,000	814,000
TOTAL EQUITY		405,246,000	352,493,000				393,342,000
Equity attributable to shareholders of Enel Américas		405,246,000	352,493,000				393,342,000
Issued capital		234,050,000	236,232,000				222,004,000
Retained earnings		274,033,000	243,887,000				34,542,000
Other reserves		(102,837,000)	(127,626,000)				136,796,000
TOTAL LIABILITIES AND EQUITY		2,227,204,000	2,002,627,000				1,864,657,000
Revenues and Other Operating Income		1,573,980,000	1,287,076,000		1,248,440,000
Revenues		1,535,929,000	1,156,870,000		665,622,000
Energy sales		1,480,123,000	1,095,307,000		579,023,000
Other sales		194,000	206,000		703,000
Other services rendered		55,612,000	61,357,000		85,896,000
Other operating income		38,051,000	130,206,000		582,818,000
Raw Materials and Consumables Used		(765,851,000)	(536,670,000)		(317,258,000)
Energy purchases		(619,314,000)	(396,487,000)		(239,910,000)
Fuel consumption		(4,074,000)	(72,647,000)		(60,313,000)
Transportation costs		(15,926,000)	(4,889,000)		(2,450,000)
Other miscellaneous supplies and services		(126,537,000)	(62,647,000)		(14,585,000)
Contribution Margin		808,129,000	750,406,000		931,182,000
Other work performed by the entity and capitalized		75,737,000	53,810,000		59,036,000
Employee benefits expenses		(370,729,000)	(330,358,000)		(432,195,000)
Other expenses		(185,752,000)	(166,111,000)		(244,495,000)
GROSS OPERATING RESULT		327,385,000	307,747,000		313,528,000
Depreciation and amortization expense		(78,353,000)	(61,939,000)		(73,566,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		15,605,000	(13,688,000)		(3,496,000)
OPERATING INCOME		264,637,000	232,120,000		236,466,000
Total financial results		(145,441,000)	(153,569,000)		199,500,000
Total financial income		87,760,000	62,337,000		215,472,000
Cash and cash equivalents		61,757,000	51,545,000		117,463,000
Other financial income		26,003,000	10,792,000		98,009,000
Financial costs		(265,443,000)	(248,774,000)		(170,180,000)
Bank borrowings		(136,000)	(2,196,000)		(9,822,000)
Other		(265,307,000)	(246,578,000)		(160,358,000)
Foreign currency exchange differences		32,242,000	32,868,000		154,208,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		72,910,000	81,643,000		295,711,000
Negative		(40,668,000)	(48,775,000)		(141,503,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		1,705,000	1,788,000		4,144,000
Total		230,000	(43,000)		(482,000)
Gain (loss) from other investments		168,000	56,000
Gain (loss) from the sale of property, plants and equipment		62,000	(99,000)		(482,000)
Income from continuing operations, before taxes		121,131,000	80,296,000		439,628,000
Income tax expenses, continuing operations		27,183,000	(44,673,000)		(121,281,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS		148,314,000	35,623,000		318,347,000
NET INCOME		148,314,000	35,623,000		318,347,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		209,757,000	328,608,000		534,265,000
Net cash flows used in investing activities		(122,760,000)	(157,218,000)		(439,031,000)
Net cash flows from (used in) financing activities		(17,354,000)	12,592,000		(43,321,000)
Operating Segments [member] | Brazil [Member]
ASSETS
TOTAL CURRENT ASSETS		2,519,659,000	1,377,785,000				1,113,706,000
Cash and cash equivalents		470,361,000	297,395,000				128,428,000
Other current financial assets		64,924,000	97,693,000				67,830,000
Other current non-financial assets		154,367,000	113,027,000				113,028,000
Trade and other current receivables		1,616,673,000	805,492,000				755,781,000
Current accounts receivable from related parties		43,040,000	31,509,000				27,572,000
Inventories		134,991,000	2,530,000				1,268,000
Current tax assets		35,303,000	30,139,000				19,799,000
TOTAL NON-CURRENT ASSETS		6,861,342,000	3,737,451,000				2,853,766,000
Other non-current financial assets		1,751,137,000	1,026,901,000				688,404,000
Other non-current non-financial assets		448,886,000	96,619,000				85,484,000
Trade and other non-current receivables		273,768,000	88,549,000				114,837,000
Non-current accounts receivable from related parties		57,512,000	53,148,000				49,122,000
Intangible assets other than goodwill		3,546,462,000	1,693,544,000				1,281,993,000
Goodwill		129,200,000	131,374,000				108,008,000
Property, plant and equipment		504,650,000	508,256,000				433,465,000
Deferred tax assets		149,727,000	139,060,000				92,453,000
TOTAL ASSETS		9,381,001,000	5,115,236,000				3,967,472,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		2,157,536,000	1,235,136,000				914,267,000
Other current financial liabilities		305,468,000	309,902,000				192,101,000
Trade and other current payables		1,715,279,000	771,269,000				617,628,000
Current accounts payable to related parties		90,778,000	97,910,000				71,570,000
Other current provisions		10,594,000	1,802,000				3,019,000
Current tax liabilities		32,399,000	48,513,000				28,106,000
Other current non-financial liabilities		3,018,000	5,740,000				1,843,000
TOTAL NON-CURRENT LIABILITIES		3,399,497,000	1,208,747,000				1,021,755,000
Other non-current financial liabilities		1,442,737,000	667,737,000				597,824,000
Trade and other non-current payables		630,011,000	66,529,000				36,281,000
Non-current accounts payable to related companies		403,120,000	30,686,000				33,230,000
Other long-term provisions		565,565,000	249,667,000				186,178,000
Deferred tax liabilities		130,381,000	13,010,000				22,110,000
Non-current provisions for employee benefits		227,048,000	181,118,000				146,132,000
Other non-current non-financial liabilities		635,000
TOTAL EQUITY		3,823,968,000	2,671,353,000				2,031,450,000
Equity attributable to shareholders of Enel Américas		3,823,968,000	2,671,353,000				2,031,450,000
Issued capital		2,048,181,000	429,110,000				305,089,000
Retained earnings		414,775,000	301,696,000				203,163,000
Share premium		902,102,000	917,280,000				754,134,000
Other reserves		458,910,000	1,023,267,000				769,064,000
TOTAL LIABILITIES AND EQUITY		9,381,001,000	5,115,236,000				3,967,472,000
Revenues and Other Operating Income		5,171,570,000	2,780,106,000		3,075,186,000
Revenues		4,324,705,000	2,299,916,000		2,722,834,000
Energy sales		3,879,790,000	2,076,814,000		2,484,988,000
Other sales		1,855,000	2,107,000		24,550,000
Other services rendered		443,060,000	220,995,000		213,296,000
Other operating income		846,865,000	480,190,000		352,352,000
Raw Materials and Consumables Used		(3,540,939,000)	(1,671,949,000)		(2,116,847,000)
Energy purchases		(2,359,632,000)	(1,034,768,000)		(1,515,672,000)
Fuel consumption		(70,470,000)	(73,718,000)		(94,128,000)
Transportation costs		(279,332,000)	(112,922,000)		(114,328,000)
Other miscellaneous supplies and services		(831,505,000)	(450,541,000)		(392,719,000)
Contribution Margin		1,630,631,000	1,108,157,000		958,339,000
Other work performed by the entity and capitalized		69,089,000	25,607,000		15,526,000
Employee benefits expenses		(306,267,000)	(141,745,000)		(152,209,000)
Other expenses		(486,694,000)	(347,940,000)		(269,813,000)
GROSS OPERATING RESULT		906,759,000	644,079,000		551,843,000
Depreciation and amortization expense		(270,611,000)	(148,606,000)		(142,930,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(76,255,000)	(104,225,000)		(47,395,000)
OPERATING INCOME		559,893,000	391,248,000		361,518,000
Total financial results		(225,126,000)	(82,448,000)		1,082,000
Total financial income		179,316,000	140,421,000		181,373,000
Cash and cash equivalents		32,537,000	31,030,000		24,409,000
Other financial income		146,779,000	109,391,000		156,964,000
Financial costs		(361,158,000)	(232,179,000)		(217,643,000)
Bank borrowings		(65,154,000)	(49,349,000)		(27,121,000)
Secured and unsecured obligations		(35,259,000)	(58,201,000)		(75,560,000)
Other		(260,745,000)	(124,629,000)		(114,962,000)
Foreign currency exchange differences		(43,284,000)	9,310,000		37,352,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		64,474,000	70,012,000		78,993,000
Negative		(107,758,000)	(60,702,000)		(41,641,000)
Total		954,000	(1,232,000)		(10,323,000)
Gain (loss) from the sale of property, plants and equipment		954,000	(1,232,000)		(10,323,000)
Income from continuing operations, before taxes		335,721,000	307,568,000		352,277,000
Income tax expenses, continuing operations		(66,666,000)	(69,565,000)		(112,647,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS		269,055,000	238,004,000		239,630,000
NET INCOME		269,055,000	238,004,000		239,630,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		371,425,000	765,662,000		406,647,000
Net cash flows used in investing activities		(1,809,287,000)	(404,148,000)		(407,048,000)
Net cash flows from (used in) financing activities		1,608,280,000	(233,539,000)		(119,763,000)
Operating Segments [member] | Colombia [Member]
ASSETS
TOTAL CURRENT ASSETS		725,442,000	697,376,000				524,452,000
Cash and cash equivalents		354,110,000	412,057,000				220,975,000
Other current financial assets		44,889,000	4,395,000				4,277,000
Other current non-financial assets		7,750,000	7,247,000				13,693,000
Trade and other current receivables		268,651,000	231,556,000				252,485,000
Current accounts receivable from related parties		1,612,000	533,000				2,905,000
Inventories		48,424,000	41,588,000				30,109,000
Current tax assets		6,000					8,000
TOTAL NON-CURRENT ASSETS		4,372,366,000	4,212,950,000				3,739,444,000
Other non-current financial assets		1,103,000	1,907,000				867,000
Other non-current non-financial assets		7,158,000	6,192,000				4,761,000
Trade and other non-current receivables		37,100,000	33,676,000				13,823,000
Investments accounted for using the equity method		10,000	8,000				41,537,000
Intangible assets other than goodwill		77,886,000	72,952,000				51,549,000
Goodwill		6,421,000	6,367,000				6,035,000
Property, plant and equipment		4,242,686,000	4,054,898,000				3,584,891,000
Deferred tax assets		2,000	36,950,000				35,981,000
TOTAL ASSETS		5,097,808,000	4,910,326,000				4,263,896,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		942,967,000	968,178,000				829,954,000
Other current financial liabilities		267,116,000	305,209,000				240,231,000
Trade and other current payables		506,528,000	485,281,000				364,538,000
Current accounts payable to related parties		50,746,000	60,879,000				43,481,000
Other current provisions		33,779,000	36,940,000				109,495,000
Current tax liabilities		84,650,000	79,474,000				70,395,000
Other current non-financial liabilities		148,000	395,000				1,814,000
TOTAL NON-CURRENT LIABILITIES		1,971,990,000	1,928,403,000				1,567,434,000
Other non-current financial liabilities		1,750,429,000	1,711,301,000				1,425,527,000
Other long-term provisions		64,904,000	74,228,000				51,452,000
Deferred tax liabilities		18,010,000
Non-current provisions for employee benefits		127,565,000	133,162,000				90,455,000
Other non-current non-financial liabilities		11,082,000	9,712,000
TOTAL EQUITY		2,182,851,000	2,013,745,000				1,866,508,000
Equity attributable to shareholders of Enel Américas		2,182,851,000	2,013,745,000				1,866,508,000
Issued capital		224,006,000	222,163,000				210,448,000
Retained earnings		484,805,000	352,979,000				454,417,000
Share premium		101,771,000	100,933,000				4,198,000
Other reserves		1,372,269,000	1,337,670,000				1,197,445,000
TOTAL LIABILITIES AND EQUITY		5,097,808,000	4,910,326,000				4,263,896,000
Revenues and Other Operating Income		2,389,444,000	2,267,728,000		2,395,088,000
Revenues		2,371,065,000	2,250,482,000		2,369,888,000
Energy sales		2,133,884,000	2,044,231,000		2,162,523,000
Other sales		20,466,000	14,839,000		11,468,000
Other services rendered		216,715,000	191,412,000		195,897,000
Other operating income		18,379,000	17,246,000		25,200,000
Raw Materials and Consumables Used		(955,902,000)	(970,510,000)		(1,110,727,000)
Energy purchases		(529,504,000)	(570,987,000)		(714,737,000)
Fuel consumption		(30,789,000)	(69,912,000)		(96,207,000)
Transportation costs		(244,492,000)	(201,149,000)		(187,579,000)
Other miscellaneous supplies and services		(151,117,000)	(128,462,000)		(112,204,000)
Contribution Margin		1,433,542,000	1,297,218,000		1,284,361,000
Other work performed by the entity and capitalized		19,386,000	13,097,000		14,958,000
Employee benefits expenses		(89,244,000)	(76,304,000)		(87,953,000)
Other expenses		(160,646,000)	(134,369,000)		(131,121,000)
GROSS OPERATING RESULT		1,203,038,000	1,099,642,000		1,080,245,000
Depreciation and amortization expense		(177,419,000)	(149,469,000)		(150,608,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(2,962,000)	(35,530,000)		(290,000)
OPERATING INCOME		1,022,657,000	914,643,000		929,347,000
Total financial results		(174,979,000)	(197,153,000)		(102,868,000)
Total financial income		19,371,000	23,942,000		15,331,000
Cash and cash equivalents		13,297,000	20,015,000		9,767,000
Other financial income		6,074,000	3,927,000		5,564,000
Financial costs		(193,550,000)	(221,529,000)		(120,430,000)
Bank borrowings		(25,090,000)	(24,726,000)		(13,130,000)
Secured and unsecured obligations		(138,469,000)	(176,995,000)		(149,924,000)
Other		(29,991,000)	(19,808,000)		42,624,000
Foreign currency exchange differences		(800,000)	434,000		2,231,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		4,435,000	6,220,000		5,245,000
Negative		(5,235,000)	(5,786,000)		(3,014,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method			1,443,000		1,150,000
Total		474,000	(15,002,000)		(365,000)
Gain (loss) from other investments			(13,760,000)
Gain (loss) from the sale of property, plants and equipment		474,000	(1,242,000)		(365,000)
Income from continuing operations, before taxes		848,152,000	703,931,000		827,264,000
Income tax expenses, continuing operations		(336,689,000)	(292,755,000)		(314,401,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS		511,463,000	411,176,000		512,863,000
NET INCOME		511,463,000	411,176,000		512,863,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		898,396,000	874,110,000		748,196,000
Net cash flows used in investing activities		(390,586,000)	(318,358,000)		(415,371,000)
Net cash flows from (used in) financing activities		(575,395,000)	(372,210,000)		(649,864,000)
Operating Segments [member] | Peru [Member]
ASSETS
TOTAL CURRENT ASSETS		458,183,000	538,692,000				346,770,000
Cash and cash equivalents		222,063,000	303,626,000				68,681,000
Other current financial assets			6,000
Other current non-financial assets		15,562,000	15,731,000				12,944,000
Trade and other current receivables		175,124,000	177,552,000				216,901,000
Current accounts receivable from related parties		57,000	2,338,000				1,820,000
Inventories		41,861,000	38,802,000				45,945,000
Current tax assets		3,516,000	637,000				479,000
TOTAL NON-CURRENT ASSETS		3,908,055,000	2,378,445,000				2,290,620,000
Other non-current financial assets							19,000
Investments accounted for using the equity method		1,527,055,000	131,244,000				110,219,000
Intangible assets other than goodwill		40,503,000	35,891,000				45,722,000
Goodwill			11,434,000				9,400,000
Property, plant and equipment		2,340,497,000	2,199,876,000				2,125,260,000
TOTAL ASSETS		4,366,238,000	2,917,137,000				2,637,390,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		487,036,000	516,645,000				441,907,000
Other current financial liabilities		102,455,000	119,159,000				137,965,000
Trade and other current payables		265,913,000	298,688,000				210,540,000
Current accounts payable to related parties		20,616,000	24,117,000				12,092,000
Other current provisions		73,857,000	23,195,000				24,253,000
Current tax liabilities		4,344,000	9,566,000				5,478,000
Other current non-financial liabilities		19,851,000	41,919,000				51,579,000
TOTAL NON-CURRENT LIABILITIES		812,356,000	853,839,000				781,875,000
Other non-current financial liabilities		499,924,000	544,177,000				492,273,000
Trade and other non-current payables		11,206,000	10,091,000				12,000,000
Other long-term provisions		8,010,000	6,764,000				6,405,000
Deferred tax liabilities		261,056,000	261,096,000				239,163,000
Non-current provisions for employee benefits		4,526,000	4,068,000				3,730,000
Other non-current non-financial liabilities		27,634,000	27,643,000				28,304,000
TOTAL EQUITY		3,066,846,000	1,546,652,000				1,413,607,000
Equity attributable to shareholders of Enel Américas		3,066,846,000	1,546,654,000				1,413,608,000
Issued capital		1,657,365,000	762,163,000				682,138,000
Retained earnings		148,516,000	53,825,000				93,861,000
Share premium		1,874,000	72,000				70,000
Other reserves		1,259,091,000	730,594,000				637,539,000
TOTAL LIABILITIES AND EQUITY		4,366,238,000	2,917,137,000				2,637,390,000
Revenues and Other Operating Income		1,405,329,000	1,339,991,000		1,378,712,000
Revenues		1,359,891,000	1,334,664,000		1,371,009,000
Energy sales		1,167,604,000	1,178,167,000		1,225,761,000
Other sales		21,679,000	26,073,000		25,365,000
Other services rendered		170,608,000	130,424,000		119,883,000
Other operating income		45,438,000	5,327,000		7,703,000
Raw Materials and Consumables Used		(722,420,000)	(728,449,000)		(697,048,000)
Energy purchases		(434,666,000)	(443,189,000)		(414,958,000)
Fuel consumption		(123,975,000)	(145,879,000)		(143,594,000)
Transportation costs		(91,718,000)	(72,225,000)		(66,357,000)
Other miscellaneous supplies and services		(72,061,000)	(67,156,000)		(72,139,000)
Contribution Margin		682,909,000	611,542,000		681,664,000
Other work performed by the entity and capitalized		8,974,000	6,935,000		7,423,000
Employee benefits expenses		(63,674,000)	(62,764,000)		(63,084,000)
Other expenses		(88,768,000)	(118,420,000)		(88,774,000)
GROSS OPERATING RESULT		539,441,000	437,293,000		537,229,000
Depreciation and amortization expense		(121,731,000)	(113,011,000)		(122,490,000)
Reversal of impairment loss (impairment losses) recognized in profit or loss		(16,136,000)	(2,055,000)		(9,627,000)
OPERATING INCOME		401,574,000	322,227,000		405,112,000
Total financial results		(33,422,000)	(34,373,000)		(52,044,000)
Total financial income		9,138,000	6,816,000		6,577,000
Cash and cash equivalents		7,341,000	3,267,000		3,018,000
Other financial income		1,797,000	3,549,000		3,559,000
Financial costs		(42,059,000)	(40,086,000)		(48,109,000)
Bank borrowings		(7,115,000)	(8,481,000)		(9,374,000)
Secured and unsecured obligations		(16,131,000)	(26,079,000)		(26,861,000)
Other		(18,813,000)	(5,526,000)		(11,874,000)
Foreign currency exchange differences		(501,000)	(1,103,000)		(10,512,000)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		17,331,000	37,217,000		5,248,000
Negative		(17,832,000)	(38,320,000)		(15,760,000)
Total		3,687,000	28,408,000		1,140,000
Gain (loss) from other investments		17,000
Gain (loss) from the sale of property, plants and equipment		3,670,000	28,408,000		1,140,000
Income from continuing operations, before taxes		371,839,000	316,262,000		354,208,000
Income tax expenses, continuing operations		(114,853,000)	(142,300,000)		(108,307,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS		256,986,000	173,962,000		245,901,000
NET INCOME		256,986,000	173,962,000		245,901,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		334,592,000	446,371,000		422,962,000
Net cash flows used in investing activities		(1,085,017,000)	(78,024,000)		(239,751,000)
Net cash flows from (used in) financing activities		659,599,000	(134,402,000)		(314,866,000)
Holdings, Eliminations and Others [Member]
ASSETS
TOTAL CURRENT ASSETS		(134,066,000)	(134,633,000)				(1,460,649,000)
Trade and other current receivables		405,000	129,000				1,107,000
Current accounts receivable from related parties		(134,471,000)	(134,762,000)				(162,920,000)
Non-current assets or disposal groups held for sale or for distribution to owners							(1,298,836,000)
TOTAL NON-CURRENT ASSETS		(8,444,967,000)	(5,751,611,000)				(5,889,128,000)
Other non-current non-financial assets		1,625,000	78,000				(369,000)
Non-current accounts receivable from related parties		(429,922,000)	(106,491,000)				(49,122,000)
Investments accounted for using the equity method		(8,593,202,000)	(6,209,553,000)				(6,340,178,000)
Goodwill		576,532,000	564,355,000				500,541,000
TOTAL ASSETS		(8,579,033,000)	(5,886,244,000)				(7,349,777,000)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES		49,527,000	(791,169,000)				122,847,000
Trade and other current payables		74,346,000	43,299,000				70,993,000
Current accounts payable to related parties		(24,819,000)	(834,467,000)				(58,867,000)
Liabilities associated with disposal groups held for sale or for distribution to owners							110,721,000
TOTAL NON-CURRENT LIABILITIES		(456,762,000)	(85,121,000)				(83,403,000)
Trade and other non-current payables			208,000
Non-current accounts payable to related companies		(456,762,000)	(85,329,000)				(83,403,000)
TOTAL EQUITY		(8,171,798,000)	(5,009,953,000)				(7,389,221,000)
Equity attributable to shareholders of Enel Américas		(8,171,798,000)	(5,009,955,000)				(7,389,221,000)
Issued capital		(4,163,602,000)	(2,045,961,000)				(4,899,880,000)
Retained earnings		(1,188,101,000)	(253,463,000)				(1,522,586,000)
Share premium		(1,005,747,000)	(1,018,285,000)				(1,049,287,000)
Other reserves		(1,814,348,000)	(1,692,246,000)				82,532,000
TOTAL LIABILITIES AND EQUITY		(8,579,033,000)	(5,886,244,000)				$ (7,349,777,000)
Revenues and Other Operating Income					(6,679,000)
Revenues					(6,653,000)
Other services rendered					(6,653,000)
Other operating income					(26,000)
Energy purchases		2,650,000	2,912,000		4,740,000
Transportation costs		(2,650,000)	(2,912,000)		(4,740,000)
Contribution Margin					(6,679,000)
Other work performed by the entity and capitalized					5,547,000
Other expenses		20,000			1,133,000
GROSS OPERATING RESULT		20,000			1,000
OPERATING INCOME		20,000			1,000
Total financial income		(31,337,000)	(7,096,000)		(3,783,000)
Other financial income		(31,337,000)	(7,096,000)		(3,783,000)
Financial costs		31,337,000	6,882,000		3,783,000
Other		31,337,000	6,882,000		3,783,000
Foreign currency exchange differences			214,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		(47,995,000)	(16,817,000)		(58,419,000)
Negative		47,995,000	17,031,000		58,419,000
Income from continuing operations, before taxes		20,000
INCOME AFTER TAX FROM CONTINUING OPERATIONS		20,000
NET INCOME		20,000
STATEMENT OF CASH FLOWS
Net cash flows from operating activities		32,705,000	2,091,000		(14,201,000)
Net cash flows used in investing activities		1,911,123,000	(264,585,000)		(416,571,000)
Net cash flows from (used in) financing activities		$ (1,943,856,000)	$ 262,420,000		$ 430,655,000

[1]	As Restated
[2]	(*) See Note 3